Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted - £ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Incentive Equity Plan [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Valuation method		[1]
Exercise price (in Pounds per share)
Expected volatility
Dividend yield
Risk free interest rate
Fair value per share (in Pounds per share)			£ 5.33
Incentive Equity Plan [Member] | Minimum [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Fair value per share (in Pounds per share)	£ 0.4
Incentive Equity Plan [Member] | Maximum [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Fair value per share (in Pounds per share)	£ 4.46
Incentive Equity Plan – Executive Directors [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Valuation method	Monte-Carlo		Monte-Carlo
Exercise price (in Pounds per share)
Expected volatility	98.00%		53.00%
Dividend yield
Risk free interest rate	4.20%		1.20%
Fair value per share (in Pounds per share)	£ 0.31		£ 2.93
SAYE [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Valuation method	Black-Scholes
Exercise price (in Pounds per share)	£ 3.6
Expected volatility	53.00%
Dividend yield
Risk free interest rate	1.20%
Fair value per share (in Pounds per share)	£ 0.98
Unapproved [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Valuation method			Monte-Carlo
Expected volatility			50.00%
Dividend yield
Risk free interest rate			0.00%
Unapproved [Member] | Minimum [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Fair value per share (in Pounds per share)			£ 8.27
Unapproved [Member] | Maximum [Member]
Share-Based Payments (Details) - Schedule of the Determination of Fair Value of Options Granted [Line Items]
Fair value per share (in Pounds per share)			£ 23.74

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.